Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,639	$ 1,482
Provision for credit losses
Originations	24	28
Maturities	(78)	(66)
Changes in risk, parameters and exposures	283	285
Write-offs	(243)	(223)
Recoveries	42	34
Exchange rate and other	(8)	(6)
Balance at end of period	1,659	1,534
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	291	305
Provision for credit losses
Transfers to Stage 1	152	144
Transfers to Stage 2	(21)	(21)
Transfers to Stage 3	(1)	(1)
Originations	24	28
Maturities	(12)	(13)
Changes in risk, parameters and exposures	(149)	(136)
Exchange rate and other	(1)	(1)
Balance at end of period	283	305
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,115	966
Provision for credit losses
Transfers to Stage 1	(152)	(144)
Transfers to Stage 2	21	24
Transfers to Stage 3	(41)	(39)
Maturities	(65)	(53)
Changes in risk, parameters and exposures	257	254
Exchange rate and other	(1)	1
Balance at end of period	1,134	1,009
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	233	211
Provision for credit losses
Transfers to Stage 2		(3)
Transfers to Stage 3	42	40
Maturities	(1)
Changes in risk, parameters and exposures	175	167
Write-offs	(243)	(223)
Recoveries	42	34
Exchange rate and other	(6)	(6)
Balance at end of period	$ 242	$ 220